Line of Credit (Tables)	6 Months Ended
Jun. 30, 2012
Line Of Credit [Abstract]
Schedule of future minimum payments against the line of credit
Twelve Months Ended June 30,	Minimum Payments
2014	$340,000
2015	124,000
2016	1,942,000
2017	2,770,000
$5,176,000